Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions
Interest and dividends	$ 77,613
Net appreciation in fair value of investments	281,917
Net investment income	359,530
Interest income from notes receivable from participants	1,175
Contributions:
Participants	141,705
Rollovers	12,885
Employer	13,829
Total contributions	168,419
Total additions	529,124
Deductions
Benefits paid to participants	196,705
Administrative expenses	511
Total deductions	197,216
Net increase	331,908
Net assets available for benefits at beginning of year	2,319,960
Net assets available for benefits at end of year	$ 2,651,868